NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(R)

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2006.

BALANCED PORTFOLIO

         I CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 7 OF THE I CLASS PROSPECTUS:

PORTFOLIO MANAGERS

THOMAS SONTAG, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006. Since 2004 he has been managing portfolios for Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.

KENNETH J. TUREK, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

JOHN E. DUGENSKE, CFA, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has co-managed the Fund's assets since May, 2004. Prior to joining Neuberger Berman, he was a Managing Director and Director of Research and Trading at another firm from 1998-2003.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.

THE DATE OF THIS SUPPLEMENT IS NOVEMBER 1, 2006.

                                             NEUBERGER BERMAN
                                             A LEHMAN BROTHERS COMPANY
                                             NEUBERGER BERMAN MANAGEMENT, INC.
                                             605 Third Avenue  2nd Floor
                                             New York, NY  10158-0180
                                             SHAREHOLDER SERVICES
                                             800.877.9700
                                             INSTITUTIONAL SERVICES
                                             800.366.6264
                                             www.nb.com

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(R)

SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2006.

GROWTH PORTFOLIO

         I CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 6 OF THE I CLASS PROSPECTUS:

PORTFOLIO MANAGER

KENNETH J. TUREK, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985. Mr. Turek has managed the Fund since January 2003.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

THE DATE OF THIS SUPPLEMENT IS NOVEMBER 1, 2006.

                                             NEUBERGER BERMAN
                                             A LEHMAN BROTHERS COMPANY
                                             NEUBERGER BERMAN MANAGEMENT, INC.
                                             605 Third Avenue 2nd Floor
                                             New York, NY  10158-0180
                                             SHAREHOLDER SERVICES
                                             800.877.9700
                                             INSTITUTIONAL SERVICES
                                             800.366.6264
                                             www.nb.com

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(R)

SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2006.

MID-CAP GROWTH PORTFOLIO

     I CLASS
     S CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGERS" ON PAGE 6 OF THE I CLASS PROSPECTUS AND PAGE 6 OF THE S CLASS PROSPECTUS:

     PORTFOLIO MANAGER

     KENNETH J. TUREK, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985. Mr. Turek has managed the Fund since January 2003.

     Please  see  the  Statement  of  Additional   Information   for  additional
     information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

THE DATE OF THIS SUPPLEMENT IS NOVEMBER 1, 2006.

                                             NEUBERGER BERMAN
                                             A LEHMAN BROTHERS COMPANY
                                             NEUBERGER BERMAN MANAGEMENT, INC.
                                             605 Third Avenue  2nd Floor
                                             New York, NY  10158-0180
                                             SHAREHOLDER SERVICES
                                             800.877.9700
                                             INSTITUTIONAL SERVICES
                                             800.366.6264
                                             www.nb.com